Stock Options (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Options Details
Options Outstanding, Beginning balance	965,000	1,260,000
Options Granted
Options Exercised
Options Expired		(295,000)
Options Cancelled	(965,000)
Options Outstanding at December 31, 2012		965,000
Beginning balance Weighted Average Exercise Price	$ 0.42	$ 0.46
Weighted Average Exercise Price Granted
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Expired		$ 0.59
Weighted Average Exercise Price Cancelled	$ 0.42
Weighted Average Exercise Price Outstanding at December 31, 2012		$ 0.42